ORGANIZATION AND NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1: NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

RealBiz Media Group, Inc. ("RealBiz") is engaged in the business of providing digital media and marketing services for the real estate industry. RealBiz currently generates revenue from advertising revenues and through real estate agent and broker service fees, membership fees and product sales.

Basis of Presentation

The unaudited interim consolidated financial information furnished herein reflects all adjustments, consisting only of normal recurring items, which in the opinion of management are necessary to fairly state RealBiz Media Group, Inc. and its subsidiaries’ (collectively, the “Company” or “we,” “us” or “our”) financial position, results of operations and cash flows for the dates and periods presented and to make such information not misleading. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”); nevertheless, management of the Company believes that the disclosures herein are adequate to make the information presented not misleading.

These unaudited consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended October 31, 2014, contained in the Company’s Annual Report on Form 10-K filed with the SEC on February 13, 2015. The results of operations for the three months ended January 31, 2015, are not necessarily indicative of results to be expected for any other interim period or the fiscal year ending October 31, 2015.

NOTE 1: ORGANIZATION AND NATURE OF BUSINESS

Organization

On October 9, 2012 RealBiz Holdings, Inc. (RealBiz) n.k.a. RealBiz Media Group, Inc., formerly a private entity, was party to two transactions. In the first transaction shares of its common stock were acquired by an unrelated public company, Next 1 Interactive, Inc. (the Parent). This transaction was accounted for by the Parent as a business combination using the acquisition method of accounting. Accordingly, the fair value adjustments were "pushed down" to RealBiz's books in accordance with the SEC Staff Accounting Bulletin Topic 5J "New Basis of Accounting Required in Certain Circumstances. In the second transaction RealBiz entered into a reverse acquisition transaction with another public company, Webdigs, Inc. (Webdigs) whereby Webdigs acquired 100% of RealBiz in exchange for Webdigs issuing a voting preferred stock to the Parent giving the Parent control over Webdigs. This transaction was accounted for as a recapitalization of RealBiz. Webdigs then changed its name to RealBiz Media Group, Inc.

The chronological historical events leading to the above transactions are as follows:

On August 8, 2012, Next 1 Interactive, Inc., a Nevada corporation (“Next 1”) together with its subsidiary Next One Realty (the trade name for Next 1’s wholly owned subsidiary Attaché Travel International, Inc.) entered into a Purchase Agreement (“Acknew Purchase Agreement”) with Acknew Investments Inc. (“Acknew”) and RealBiz Holdings Inc. Under the Acknew Purchase Agreement, Next 1 had agreed to acquire from Acknew common shares of RealBiz Holdings, Inc. representing approximately an 85% ownership interest in RealBiz Holdings, Inc. RealBiz Holdings Inc. is the parent corporation of RealBiz 360, Inc. and RealBiz 360 Enterprise (Canada), Inc. (together referred to as “RealBiz”).

Pursuant to the Acknew Purchase Agreement, Next 1 and Webdigs, Inc. (“Webdigs” or the “Company”) would consummate a share exchange transaction contemplated by a Share Exchange Agreement dated April 5, 2012 (“Share Exchange Agreement”) by and between Next 1 and Webdigs. In that contemplated share exchange transaction, Next 1 would receive a controlling interest in Webdigs through its receipt of approximately 93 million shares of newly designated preferred stock representing approximately 92% of the total outstanding capital stock of Webdigs immediately after the transaction. In exchange, Next 1 would transfer its entire share ownership in Attaché Travel International, Inc. (Next One Realty) to Webdigs.

On October 9, 2012, Webdigs and Next 1 completed the transactions contemplated by the Share Exchange Agreement. Under the Share Exchange Agreement, Webdigs received all of the outstanding equity in Attaché Travel International, Inc. (“Attaché”). In exchange for Webdigs’s receipt of the Attaché shares from Next 1, Webdigs issued to Next 1 a total of 93 million shares of our newly designated Series A Convertible Preferred Stock (our “Series A Stock”). The exchange of Attaché shares in exchange for the Series A Stock of Webdigs is referred to as the “Exchange Transaction.”

As a condition to the closing of the Exchange Transaction, the Company changed its name from “Webdigs, Inc.” to “RealBiz Media Group, Inc.” on October 9, 2012, by engaging in a short-form parent-subsidiary merger in the State of Delaware.

Nature of Business

We are engaged in the business of providing digital media and marketing services for the real estate industry. We currently generate revenue from service fees, product sales, membership fees and advertising revenues. The company was formed through the merging of three divisions: (i) our fully licensed real estate division (formerly known as Webdigs); (ii) our TV media contracts (Home Preview Channel /Extraordinary Vacation Homes/) division; and (iii) our Real Estate Virtual Tour and Media group (Realbiz 360). The assets of these divisions were used to create a new suite of real estate products and services that create stickiness through the utilization of video, social media and loyalty programs. At the core of the company’s programs is our proprietary video creation technology which allows for an automated conversion of data (text and pictures of home listings) to a video with voice and music. We provide video search, storage and marketing capabilities on multiple platform dynamics for web, mobile, and TV. Once a home, personal or community video is created using our proprietary technology, it can be published to social media, email or distributed to multiple real estate websites, broadband or television for consumer viewing.

We are engaged in the business of providing digital media and marketing services for the real estate industry. We currently generate revenue from service fees, product sales, membership fees and advertising revenues. RealBiz has positioned itself in the following areas summarized here and explained in more detail below:

1.
Nestbuilder Agent:  This platform allows agents to claim and customize their own web page to be used as a video marketing platform. The site interacts with nestbuilder.com, ezflix and the HAAC allowing agents to create customized video of homes, themselves or community as well as being able to pull other MLS property listings to create specialized marketing messages. Additionally, the agent can view the effectiveness of their marketing efforts through a dashboard that shows multiple statistics including number of views, time spent, origination and lead generation. Additionally the agent can earn points for their marketing actions that can be converted to Home & Away Club rewards dollars. This site will completely empower the real estate agent with content and assets that they can use to pursue prospects and generate leads at a fraction of the cost they are currently paying.

2.
Ezflix Mobile App: The ezflix app is the only mobile/web video editor that pre-integrates with an agent’s listing data, allowing them to edit all of their listing’s data, and convert them into video with live video interstitial capabilities, audio recording and music.   Ezflix can then share videos to all social media, email, and multiple other real estate portals including NestBuilder – giving agents a way to personalize their listing videos with entertaining local relevant content.  This application, both Web and Mobile, was initially launched in both the Android and iOS versions in January and February 2015. This platform as it evolves will combine our VT (Virtual Tour) and MVA (Microvideo App) platform into one solution and distribute to multiple partners and resellers including Photographer and Videographer service providers’ network. This product integration is expected to be complete by Q2 of 2015.

3.
The Virtual Tour (VT) and Microvideo App (MVA): was developed and implemented to allow agents to access specific video based product strategies that are designed specifically to increase the SEO rank and traffic credit to real estate franchise systems and/or their brokers. This solution gives those franchises and brokers a much needed tool to lower their cost of prospect acquisition.  Currently, the strategy is to migrate our current client base of VT users to MVA’s and combine the total core offering into our EzFlix Mobile and Web based application during the second quarter of 2015.

4.
NestBuilder: The world’s largest real estate video portal with over 1.5 million listings and is targeted to grow to over 3 million listings by mid 2015.  Unlike other leaders in the space that agents are seeking legitimate alternatives to, NestBuilder focuses on building agent’s brands and delivering high-quality leads. They achieve this by offering fully customizable webpages in NestBuilder Agent that will follow their homebuyer throughout the home search, ultimately turning NestBuilder.com into each agent’s very own national portal.

5.
NestBuilder Mobile Search App: The app is currently available in the Google Play Store and should be available in the iOS version by March 2015.  The  app not only allows consumers to search and view homes in video but additionally  allows consumers to enter in their agent’s name, and effectively turn the NestBuilder app into the agent’s very own application where their branding follows the consumer along their home search journey, everywhere they go.

6.
ReachFactor: A recently acquired full-marketing agency that specializes in real estate. ReachFactor offers a variety of solutions to agents and brokers such as web design, digital ad campaigns, blogging, social media management, reputation management, search engine optimization and much more.

7.
Enterprise Video Production: We service some of the largest and well known Franchisor accounts in the North America Real Estate Market in compiling listings into a Video format and distributing to those franchisors websites, brokers and agents and lead generation platforms 24/7. Some of these multiyear contracts have the Company producing over 10 million video listings from 2012-2014 and will be eclipsing that production in 2015 alone. This core area significantly contributes to the Company’s growth not only in this core service but continues to allow us access to national databases and directly agents and brokers to allow the Company access to upgrades and upsell other core products and services.

8.
Home and Away Club: RealBiz excels at beginning and closing the agent-buyer relationship, but the reality of real estate is that the average homebuyer looks for a new home once every 8 years. As a result the majority of consumers have lost touch with their agent by the time their next home purchase happens. That’s why RealBiz has created the Home and Away Club so they can offer agents a means to stay in contact once the house is sold with a rewards program. With the Home and Away club, agents can earn rewards dollars for completing actions as well as purchasing club memberships that can be gifted to their clients. Additionally agents can predetermine times and special events that they wish to have their client accounts topped up. All of the Home & Away Club members introduced by the agent remain part of the agents “circle of clients” with personalized messaging on all gifting of rewards. The rewards dollars   allows members to purchase a broad cross section of lifestyle, travel, merchandise and home products at   greatly discounted pricing – thereby giving customers real values on products they want.